Note 9 - Deposits - Schedule of Deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Deposits (note 9)	$ 2,657,540	$ 1,853,204
Total deposits, accrued interest	$ 26,901
Average effective interest rate	2.74%	1.19%
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 507,879
Average effective interest rate	2.81%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 275,220
Average effective interest rate	2.01%
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 904,664
Average effective interest rate	2.99%
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 529,806
Average effective interest rate	2.90%
Fixed interest rate [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 412,739
Average effective interest rate	2.57%
Fixed interest rate [member] | Later than five years [member]
Statement Line Items [Line Items]
Deposits (note 9)	$ 331
Average effective interest rate	5.07%